Pensions - Defined Benefit Plans Amounts Recognized in Statements of Financial Position (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligations	$ (759,548)	$ (959,677)
Fair value of plan assets	500,333	456,389
Net defined benefit liability	$ (259,215)	$ (503,288)	$ (511,651)	$ (480,107)